UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1600 Smith Street

Suite 3800

Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: 713.759.1400

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For the Center Coast Core MLP Fund I, LLC

Form N-PX	Proxy Voting Records
Fund Name:	Center Coast Core MLP Fund I, LLC
Reporting Period:	07/01/2014-06/30/2015

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Desciption of Vote	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
El Paso Pipeline Partners, LP	EPB	283702108	11/20/2014	Approve the EPB merger agreement	Issuer	Yes	For	With
El Paso Pipeline Partners, LP	EPB	283702108	11/20/2014	Approve the EPB adjournment proposal	Issuer	Yes	For	With
Kinder Morgan Management, LLC	KMR	49455U100	11/20/2014	Approve the KMR merger agreement	Issuer	Yes	For	With
Kinder Morgan Management, LLC	KMR	49455U100	11/20/2014	Approve the KMR adjournment proposal	Issuer	Yes	For	With
Kinder Morgan Management, LLC	KMR	49455U100	11/20/2014	Approve the KMP merger agreement	Issuer	Yes	For	With
Kinder Morgan Management, LLC	KMR	49455U100	11/20/2014	Approve the KMP adjournment proposal	Issuer	Yes	For	With
Williams Partners, LP	WPZ	96949L105	1/28/2015	Approve & Adopt the Agreement and Plan of Merger	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	2/20/2015	Approve share issuance in connection with Merger	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	2/20/2015	Approve one or more Adjournments of Special Meeting	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/23/2015	Approve Directors: Croyle, Methvin & Pearl	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/23/2015	Approve Executive Compensation	Issuer	Yes	For	With
Magellan Midstream Partners, LP	MMP	559080106	4/23/2015	Ratification of Auditor	Issuer	Yes	For	With
TransCanada Corp.	TRP	89353D107	5/1/2015	Approve Directors: Benson, Burney, Gauthier, Girling, Jackson, Reynolds, Richels, Salomone, Steward, Vanaselja and Waugh	Issuer	No
TransCanada Corp.	TRP	89353D107	5/1/2015	Resolution for Auditor	Issuer	No
TransCanada Corp.	TRP	89353D107	5/1/2015	Resolution for Executive Compensation	Issuer	No
TransCanada Corp.	TRP	89353D107	5/1/2015	Resolution for amendment of number of directors	Issuer	No
TransCanada Corp.	TRP	89353D107	5/1/2015	Resolution for amendedment to By-Law #1	Issuer	No
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Elections of Directors: Kinder, Kean, Gardner, Hall jr., Hultquist, Kuehn jr, Macdonald, Miller, Morgan, Reichstetter, Sorfim, Shaper, Smith, Stacff, Vagt, Waughtal	Issuer	Yes	For	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Approve stock incentive plan	Issuer	Yes	For	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Approve incentive Plan	Issuer	Yes	For	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Approve Executive Compensation	Issuer	Yes	For	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Ratification of PricewaterhouseCoopers LLP as our independent public accounting firm	Issuer	Yes	For	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Approve certificate of Incorporation of Kinder Morgan	Issuer	Yes	For	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Stockholder proposal relating to a report on climate change	Security Holder	Yes	Against	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Stockholder proposal report on methane emissions	Security Holder	Yes	Against	With
Kinder Morgan, Inc.	KMI	49456B101	5/7/2015	Stockholder proposal to annual sustainability report	Security Holder	Yes	Against	With
SemGroup Corp. - Class A	SEMG	81663A105	5/14/2015	Election of Director: Ballschmiede, Barpoulis, Chlebowski, Conner, Kurz, Lytal, Mcdaniel	Issuer	Yes	For	With
SemGroup Corp. - Class A	SEMG	81663A105	5/14/2015	Approve on Non-Binding Compensation	Issuer	Yes	For	With
SemGroup Corp. - Class A	SEMG	81663A105	5/14/2015	Ratification of BDO USA as accounting firm	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/18/2015	Elections of Directors: Perkins and Redd	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/18/2015	Ratification of Auditor	Issuer	Yes	For	With
Targa Resources Corp.	TRGP	87612G101	5/18/2015	Shareholder proposal on methane emmisions	Security Holder	Yes	Against	With
Williams Cos., Inc.	WMB	969457100	5/21/2015	Election of Director: Armstrong, Cleveland, Cooper, Hagg, Hinshaw, Izzo, Macinnis, Mandelblatt, Meister, Nance, Smith, Stoney, Sugg	Issuer	Yes	For	With
Williams Cos., Inc.	WMB	969457100	5/21/2015	Ratification of Ernst and Young as auditors	Issuer	Yes	For	With
Williams Cos., Inc.	WMB	969457100	5/21/2014	Approve Executive Compensation	Issuer	Yes	For	With
Buckeye Partners, LP	BPL	118230101	6/2/2015	Election of Director: Bakker, Baumann, McKinley, Niemiec	Issuer	Yes	For	With
Buckeye Partners, LP	BPL	118230101	6/2/2015	Ratification of Deloitte & Touche LLP as accountants	Issuer	Yes	For	With
MarkWest Energy Partners, LP	MWE	570759100	6/3/2015	Election of Director:Semple, Wolf, Beatty, BruckmannIII, Heppermann, Larson, Mounsey, Nicoletti	Issuer	Yes	For	With
MarkWest Energy Partners, LP	MWE	570759100	6/3/2015	Ratification of Deloitte & Touche LLP as accountants	Issuer	Yes	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant           Center Coast Core MLP Fund I, LLC

By (Signature and Title)     /s/ Dan C. Tutcher

Dan C. Tutcher, President

Date August 21, 2015